Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2024
Prospectus Date	rr_ProspectusDate	Sep. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A